Financing Receivables - Components of Financing Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Components of the company's financing receivables
Financing receivables, gross	$ 23,504	$ 32,348
Unearned income	(1,083)	(1,195)
Recorded Investment	22,421	31,153
Allowance for credit losses	(221)	(292)
Unguaranteed residual value	652	589
Guaranteed residual value	53	85
Total financing receivables, net	22,904	31,536
Current portion	14,192	22,388
Noncurrent portion	8,712	9,148
Financing receivables pledged as collateral for borrowings	1,062	710
Financing receivables held for sale	0	0
Lease receivables
Components of the company's financing receivables
Financing receivables, gross	6,077	6,846
Unearned income	(509)	(526)
Recorded Investment	5,567	6,320
Allowance for credit losses	(72)	(99)	$ (103)
Unguaranteed residual value	652	589
Guaranteed residual value	53	85
Total financing receivables, net	6,199	6,895
Current portion	2,334	2,834
Noncurrent portion	3,865	4,061
Commercial financing receivables
Components of the company's financing receivables
Financing receivables, gross	3,836	11,889
Unearned income	(4)	(37)
Recorded Investment	3,831	11,852
Allowance for credit losses	(11)	(13)
Total financing receivables, net	3,820	11,838
Current portion	3,820	11,838
Loan receivables
Components of the company's financing receivables
Financing receivables, gross	13,592	13,614
Unearned income	(570)	(632)
Recorded Investment	13,022	12,981
Allowance for credit losses	(138)	(179)	$ (211)
Total financing receivables, net	12,884	12,802
Current portion	8,037	7,716
Noncurrent portion	$ 4,847	$ 5,086